FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity analysis effect in functional currency impact of 10 percent change in each currency risk parameter
		Currency risk
Financial instrument	Currency	Apr 30, 2018	Apr 30, 2017
Accounts receivable – trade, accrued income and cash and cash equivalents	USD	226	-
	HKD	5	-
	RUB	82	-
Total currency risk		313	-

		Currency risk
Financial instrument	Currency	Apr 30, 2018	Apr 30, 2017
Accounts payable and other current liabilities	EUR	375	1,507
	USD	318	167
	RUB	20	-
	GBP	26	28
Total currency risk		739	1,702

Schedule of financial instruments by category

April 30, 2018

TSEK	Loans receivable and accounts receivable	Financial liabilities valued at amortized cost	Total
Financial assets
Accounts receivable	1,578	-	1,578
Other current receivables	33,000	-	33,000
Accrued income	782	-	782
Cash and cash equivalents	15,580	-	15,580
Total financial assets	50,940	-	50,940

Financial liabilities
Convertible loan	-	52,841	52,841
Other borrowings	-	134,419	134,419
Accounts payable	-	9,256	9,256
Other current liabilities	-	169	169
Accrued expenses	-	16,020	16,020
Total financial liabilities	0	212,705	212,705

 April 30, 2017

TSEK	Loans receivable and accounts receivable	Financial liabilities valued at amortized cost	Total
Financial assets
Accounts receivable	35	-	35
Other current receivables	14	-	14
Cash and cash equivalents	28,001	-	28,001
Total financial assets	28,050	0	28,050

Financial liabilities
Convertible loan	-	66,307	66,307
Other borrowings	-	102,419	102,419
Accounts payable	-	20,837	20,837
Other current liabilities		197	197
Accrued expenses	-	15,823	15,823
Total financial liabilities	0	205,583	205,583

Schedule of accounts receivable divided up by currency
	APR 30, 2018		APR 30, 2017
Currency	Value in currency	Recognized in SEK	Value in currency	Recognized in SEK
EUR
USD	179	1,555	-	-
SEK	23	23	35	35
Total		1,578		35

Schedule of accounts receivable relative to due date
	APR 30, 2018	APR 30, 2017
Not yet due	23	35
Past due date:
1- 30 days	502	-
31-60 days	186	-
Older than 60 days	867
Total	1,578	35

Schedule of other current receivables and accrued income
TSEK	APR 30, 2018	APR 30, 2017
Portion of convertible loan 2017:3 not yet paid	7,000	-
Portion of convertible loan 2018:1 not yet paid	26,000	-
Other current receivables	-	14
Total	33,000	14

Schedule of financial liabilities
	Group
TSEK	Apr 30, 2018	Apr 30, 2017
Loan from Nexttobe	102,419	102,419
Non-negotiable promissory notes issued in June 2017	6,000	-
Non-negotiable promissory notes issued in April 2018	26,000	-
Total	134,419	102,419

Schedule of convertible debt
	Group
TSEK	April 30, 2018	April 30, 2017
Convertible loans	52,841	66,307
Total	52,841	66,307

Schedule of classification convertible loans
Designation	Number	Amount per convertible, TSEK	Total loan amount, TSEK	Recognized, TSEK	Interest	Falls due	Conversion price, SEK/share	Number of new shares upon full conversion
2017:3	28	1,000	28,000	27,434	8.0%	Nov 30, 2018	3.10	9,032,258
2018:1	26	1,000	26,000	25,407	8.0%	April 22, 2019	4.90	5,306,122
Total	54		54,000	52,841				14,338,380

Schedule of additional convertible debts
Designation	Due date	Total loan amount, TSEK
2016:2	June 9, 2017	42,000	This loan was replaced by non-negotiable promissory notes upon maturity, see above.
2017:2	June 18, 2018	26,000	This loan was replaced by non-negotiable promissory notes upon maturity, see above.
Total		68,000

Schedule of remaining maturity of financial liabilities

The Group as per April 30, 2018

TSEK	< 3 months	3 -6 months	6- 12 months	More than 1 year
Convertible loans including interest	-	-	58,337	-
Other borrowings including interest	108,191	-	-	-
Accounts payable	9,256	-	-	-
Other current liabilities	42	42	85	-
Accrued expenses	9,508	-	-	-
Total	126,997	42	58,422	0

The Group as per April 30, 2017

TSEK	< 3 months	3 -6 months	6- 12 months	More than 1 year
Convertible loans including interest	45,580	-	28,210	-
Other borrowings including interest	-	105,107	-	-
Accounts payable	20,837	-	-	-
Other current liabilities	49	49	99	-
Accrued expenses	11,392	-	-	-
Total	77,858	105,157	28,309	0